Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 17,220,607	$ 13,741,792	$ 14,737,396
Interest-earning deposits	10,322,108	77,391,757	36,374,796
Federal funds sold	9,000	995,500	990,463
Cash and cash equivalents	27,551,715	92,129,049	52,102,655
Certificates of deposit in other banks		248,000	497,000
Securities available for sale	57,074,520	56,759,395	52,388,150
Other investments	5,220,550	5,211,150	4,910,450
Loans held for sale	3,483,625	11,373,260	5,333,900
Loans	545,707,995	472,488,814	513,760,783
Allowance for loan losses	(6,490,649)	(5,899,488)	(8,635,059)
Loans, net	539,217,346	466,589,326	505,125,724
Premises and equipment, net	19,787,545	19,256,425	19,121,027
Bank owned life insurance	18,509,274	14,236,662	13,664,446
Accrued interest receivable and other assets	11,957,011	12,445,458	21,610,959
Total assets	682,801,586	678,248,725	674,754,311
Liabilities:
Demand	91,577,676	78,154,193	68,201,600
Money market and NOW accounts	262,509,341	270,738,311	213,043,751
Savings	38,889,295	21,780,998	14,195,129
Time	161,881,207	180,862,028	263,023,433
Total deposits	554,857,519	551,535,530	558,463,913
Short-term borrowings	4,313,240	4,131,892	4,390,436
Notes payable	35,212,115	35,373,896	35,581,489
Junior subordinated debentures	6,185,568	6,185,568	6,185,568
Accrued interest payable and other liabilities	5,354,367	4,808,600	4,466,843
Total liabilities	605,922,809	602,035,486	609,088,249
Stockholders' Equity:
Preferred equity	24,400,000	24,400,000	15,203,280
Common stock	34,043	34,804	34,604
Additional paid-in capital	35,845,032	36,740,711	36,255,430
Retained earnings	14,341,038	13,156,974	13,128,021
Accumulated other comprehensive income	2,128,469	1,690,021	998,530
Total Nicolet Bankshares Inc. stockholders' equity	76,748,582	76,022,510	65,619,865
Noncontrolling interest	130,195	190,729	46,197
Total stockholders' equity and noncontrolling interest	76,878,777	76,213,239	65,666,062
Total liabilities, noncontrolling interest and stockholders' equity	$ 682,801,586	$ 678,248,725	$ 674,754,311
Preferred shares authorized (no par value)	10,000,000	10,000,000	10,000,000
Preferred shares issued	24,400	24,400	15,712
Common shares authorized (par value $0.01 per share)	30,000,000	30,000,000	30,000,000
Common shares issued	3,404,312	3,480,355	3,460,437